Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Parent Company [Member]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	400,000,000	400,000,000	400,000,000		400,000,000
Common stock, shares issued	154,810,655	154,810,655	154,810,655		154,810,655
Common stock, shares outstanding	154,810,655	154,810,655	154,810,655		154,810,655
Gravitics Inc [Member]
Preferred stock, shares authorized	10,184,163	6,011,819
Preferred stock, shares outstanding	10,118,115	4,185,420
Preferred stock, liquidation preference	$ 61,727	$ 18,865
Common stock, par value	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares authorized	27,004,445	19,841,878		19,841,878
Common stock, shares issued	7,444,072	7,444,072		6,737,941
Common stock, shares outstanding	7,444,072	7,444,072		6,737,941
Series B Preferred Stock [Member] | Parent Company [Member]
Preferred stock, par value	$ 1.00	$ 1.00	$ 1.00		$ 1.00
Preferred stock, shares authorized	100	100	100		100
Preferred stock, shares issued	100	100	100		100
Preferred stock, shares outstanding	100	100	100		100
Preferred stock, liquidation preference	$ 10	$ 10	$ 10		$ 10
Series Seed Redeemable Convertible Preferred Stock [Member] | Gravitics Inc [Member]
Temporary equity par, per share	$ 0.00001	$ 0.00001		$ 0.00001
Temporary equity, shares authorized	4,251,468	6,011,819		6,011,819
Temporary equity, shares issued	4,185,420	4,185,420		4,185,420
Temporary equity, shares oustanding	4,185,420	4,185,420		4,185,420
Series A temporary equity preferred stock, liquidation preference, value	$ 18,865	$ 18,865
Temporary Equity, Liquidation Preference				$ 18,865
Series A Redeemable Convertible Preferred Stock [Member] | Gravitics Inc [Member]
Temporary equity par, per share	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	5,932,695	5,932,695
Temporary equity, shares issued	5,932,695	5,932,695
Temporary equity, shares oustanding	5,932,695	5,932,695
Series A temporary equity preferred stock, liquidation preference, value	$ 42,862	$ 42,862